Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 89,651	$ 191,812
Recognized in Net Loss	(114,014)	114,927
Discontinued Operations	73,998
Foreign Currency Translation Adjustment	(3,291)	12,766
Ending balance	46,344	89,651
Non-capital loss carry-forwards	392,700	3,300,000
Deferred income tax asset	46,344	178,212
Deferred income tax liability	0	88,561
Continuing
Changes in deferred tax liability (asset) [abstract]
Non-capital loss carry-forwards that will expire		400,000
Foreign Authority
Changes in deferred tax liability (asset) [abstract]
Non-capital loss carry-forwards		2,900,000
Non-capital loss carry-forwards that will expire		1,400,000
Non-capital loss carry-forwards with no expiration date		1,500,000
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(848,321)	(706,101)
Recognized in Net Loss	50,636	100,286
Discontinued Operations	562,971
Foreign Currency Translation Adjustment	27,955	(41,934)
Ending balance	(206,759)	(848,321)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(5,834)	(2,738)
Recognized in Net Loss	(566)	3,096
Discontinued Operations	0
Ending balance	(6,400)	(5,834)
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(14,599)	(13,046)
Recognized in Net Loss	14,109	1,434
Discontinued Operations	0
Foreign Currency Translation Adjustment	0	(119)
Ending balance	(490)	(14,599)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	153,805	150,856
Recognized in Net Loss	(8,199)	(1,138)
Discontinued Operations	(18,138)
Foreign Currency Translation Adjustment	(914)	1,811
Ending balance	126,554	153,805
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	648,342	647,561
Recognized in Net Loss	(183,391)	44,671
Discontinued Operations	(343,716)
Foreign Currency Translation Adjustment	(25,822)	45,452
Ending balance	95,413	648,342
Deferred income tax asset	500
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	156,258	115,280
Recognized in Net Loss	13,397	(33,422)
Discontinued Operations	(127,119)
Foreign Currency Translation Adjustment	(4,510)	7,556
Ending balance	$ 38,026	$ 156,258